CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	$ 2,059,533	¥ 14,160,322		¥ 3,058,152	¥ 1,319,843
Restricted cash	2,382,280	16,379,364		9,370,849
Receivables from online payment platforms	36,010	247,586		88,173
Short-term investments	1,109,838	7,630,689		50,000
Amounts due from related parties	148,212	1,019,033		442,912
Prepayments and other current assets	138,752	953,989		127,742
Total current assets	5,874,625	40,390,983		13,137,828
Non-current assets
Property and equipment, net	4,229	29,075		9,279
Intangible asset	375,149	2,579,338
Loan to a related party				162,363
Other non-current assets	26,568	182,667		5,000
Total non-current assets	405,946	2,791,080		176,642
Total Assets	6,280,571	43,182,063		13,314,470
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB56,032 and RMB458,147 (US$66,635) as of December 31, 2017 and 2018, respectively)	69,539	478,113		76,057
Customer advances (including customer advances of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB56,453 and RMB190,382 (US$27,690) as of December 31, 2017 and 2018, respectively)	27,850	191,482	¥ 56,453	56,453
Payable to merchants (including payable to merchants of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB9,838,519 and RMB17,275,934 (US$2,512,680) as of December 31, 2017 and 2018, respectively)	2,512,680	17,275,934		9,838,519
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB208,301 and RMB1,500,951 (US$218,304) as of December 31, 2017 and 2018, respectively)	323,712	2,225,667		360,393
Merchant deposits (including merchant deposits of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,778,085 and RMB4,188,273 (US$609,159) as of December 31, 2017 and 2018, respectively)	609,159	4,188,273		1,778,085
Total current liabilities	3,542,940	24,359,469		12,109,507
Total liabilities	3,542,940	24,359,469		12,109,507
Mezzanine equity
Mezzanine equity				2,196,921
Shareholders' (deficits)/equity
Additional paid-in capital	4,234,532	29,114,527		61,326
Accumulated other comprehensive (loss)/income	150,648	1,035,783		(23,101)
Accumulated deficits	(1,647,569)	(11,327,858)		(1,030,237)
Total shareholders' (deficits)/equity	2,737,631	18,822,594		(991,958)	¥ (426,278)	¥ (127,936)
Total liabilities, mezzanine equity and shareholders' (deficits)/equity	6,280,571	43,182,063		13,314,470
Series A1 convertible preferred shares
Mezzanine equity
Mezzanine equity				4,224
Series A2 convertible preferred shares
Mezzanine equity
Mezzanine equity				48,815
Series B1 convertible preferred shares
Mezzanine equity
Mezzanine equity				219,448
Series B2 convertible preferred shares
Mezzanine equity
Mezzanine equity				29,451
Series B3 convertible preferred shares
Mezzanine equity
Mezzanine equity				153,009
Series B4 Convertible Preferred Shares
Mezzanine equity
Mezzanine equity				327,786
Series C1 convertible preferred shares
Mezzanine equity
Mezzanine equity				96,052
C2 Convertible Preferred Shares
Mezzanine equity
Mezzanine equity				638,863
Series C3 convertible preferred shares
Mezzanine equity
Mezzanine equity				679,273
Class A ordinary shares
Shareholders' (deficits)/equity
Common Shares	11	78		1
Class B ordinary shares
Shareholders' (deficits)/equity
Common Shares	$ 9	¥ 64		¥ 53